COMMITMENTS AND CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2022
Commitments And Contractual Obligations [Abstract]
COMMITMENTS AND CONTRACTUAL OBLIGATIONS [Text Block]

22. COMMITMENTS AND CONTRACTUAL OBLIGATIONS

The Company enters into commitments and contractual obligations in the normal course of operations. Commitments include short-term drilling rig contracts, operating costs for office leases, and firm transportation and processing agreements. Although transportation and processing commitments are required to ensure access to sales markets, the Company actively manages the commitment portfolio to ensure firm commitment levels are in line with future development plans and diversified to multiple sales markets. The Company's firm transportation and processing agreements are terminable in very limited circumstances. If the Company does not meet the commitments with produced volumes, it will be obligated to pay the commitment.

Contractual obligations comprise of liabilities to third parties incurred for the purpose of managing the Company's capital structure, the liability portion of office building leases, risk management contracts, and decommissioning liabilities. Hammerhead does not have guarantees or off-balance sheet arrangements other than as disclosed.

The following table is a summary of the Company's commitments and contractual obligations as at December 31, 2022:

(Cdn$ thousands)	1 Year	2-3 Years	4-5 Years	Thereafter	Total
Firm transportation & processing	99,606	208,173	158,644	188,176	654,599
Office buildings [1]	972	1,658	1,632	-	4,262
Drilling services	2,100	900	-	-	3,000
Total annual commitments	102,678	210,731	160,276	188,176	661,861
Accounts payable and accrued liabilities	135,547	-	-	-	135,547
Bank indebtedness - principal [2]	-	179,800	-	-	179,800
Bank indebtedness - interest	13,737	5,579	-	-	19,316
Term debt - principal	-	89,080	-	-	89,080
Term debt - PIK interest	-	5,196	-	-	5,196
Lease obligations[3]	1,405	2,398	1,899	1	5,703
Risk management contracts	7,286	-	-	-	7,286
Decommissioning obligations[3]	-	-	-	30,197	30,197
Total contractual obligations	157,975	282,053	1,899	30,198	472,125
Total future payments	260,653	492,784	162,175	218,374	1,133,986

1 Relates to non-lease components and non-indexed variable payments.

2 The Company's credit facility is subject to a semi-annual borrowing base review at the sole discretion of the lenders. See note 7 for additional information.
3 These values are undiscounted and will differ from the amounts presented elsewhere in these consolidated financial statements.